ACQUISITIONS (Details Narrative) - White River Holdings Corp [Member] - USD ($)					12 Months Ended
	Sep. 04, 2020	Aug. 14, 2020	Jun. 18, 2020	Jun. 11, 2020	Mar. 31, 2022	Sep. 01, 2021	Aug. 16, 2021	Jun. 30, 2020
Business Acquisition [Line Items]
Working interest						$ 53,500	$ 250,000
Assignor [Member]
Business Acquisition [Line Items]
Lease description	Under the Lease Assignment, the Assignor assigned a 100% working interest (75% net revenue interest) in a certain oil and gas lease covering in excess of 1,600 acres (the “Lease”), and the Company paid $1,500,000 in cash to the Assignor.
Payments of related party debt	$ 1,500,000
Sr Acquisition Illc [Member]
Business Acquisition [Line Items]
Description of acquired energy assets				the Company acquired certain energy assets from SR Acquisition I, LLC for $1,500 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of 262 total wells in Mississippi and Louisiana, approximately 9,000 acres of active mineral leases, and drilling production materials and equipment. The 262 total wells include 57 active producing wells, 19 active disposal wells, 136 shut-ins with future utility wells, and 50 shut-in pending plugging wells. Included in the assignment are 4 wells in the Tuscaloosa Marine Shale formation.
Sn Tmsllc [Member]
Business Acquisition [Line Items]
Description of acquired energy assets			the Company acquired certain energy assets from SN TMS, LLC for $500 as part of the ongoing bankruptcy reorganization of Sanchez Energy Corporation. The transaction includes the transfer of wells, active mineral leases, and drilling production materials and equipment.
Rabb Resources, LTD [Member]
Business Acquisition [Line Items]
Description of acquired energy assets		The Company in June 2020 previously provided for bridge financing to Rabb Resources, LTD under the $225,000 Senior Secured Convertible Promissory Note. As consideration for entering into the Asset Purchase Agreement, the Company agreed to pay Rabb Resources, LTD. A total of $3,500,000 consisting of (i) $1,500,000 in cash, net of $304,475 in outstanding amounts related to the note receivable and accrued interest receivable, and (ii) $2,000,000 payable in common stock of the Company, which based on the closing price of the common stock as of the date of the Asset Purchase Agreement equaled 102,828 shares.
Secured debt								$ 225,000
Rabb Resources, LTD [Member] | Asset Purchase Agreement [Member]
Business Acquisition [Line Items]
Description of transaction		A total of $3,500,000 consisting of (i) $1,500,000 in cash, net of $304,475 in outstanding amounts related to the note receivable and accrued interest receivable, and (ii) $2,000,000 payable in common stock of the Company, which based on the closing price of the common stock as of the date of the Asset Purchase Agreement equaled 102,828 shares.
O Neal Family [Member]
Business Acquisition [Line Items]
Purchase price					$ 750,000
Consideration paid shares					68,182
O Neal Family [Member] | Lease Agreements [Member]
Business Acquisition [Line Items]
Purchase price					$ 125,475
O Neal Family [Member] | Lease Agreement One [Member]
Business Acquisition [Line Items]
Purchase price					312,261
O Neal Family [Member] | Lease Agreement Two [Member]
Business Acquisition [Line Items]
Purchase price					$ 312,264